INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

The provision (benefit) for income taxes from continued operations for the period ended June 30, 2015 and the year ended December 31, 2014 consist of the following:

	June 30,	December 31,
	2015	2014
Current:
Federal AMT	$5,000	$24,354
State	24,758	147,000
	29,758	171,354
Deferred:
Federal	$89,760	$626,280
State	-	-
	89,760	626,280
Change in valuation allowance	(89,760)	(626,280)
Provision (benefit) for income taxes, net	$29,758	$171,354

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The components of deferred tax assets consist principally from the following:

	June 30,	December 31,
	2015	2014

Net operating loss carryforwards	$6,492,000	$6,602,000
Valuation allowance	(5,803,000)	(5,913,000)

Deferred income tax asset	$689,000	$689,000

The Company has a net operating loss carryforwards of approximately $19,100,000 for federal purposes available to offset future taxable income through 2032, which expire in various years through 2032, The Company has provided a valuation reserve against the full amount of the net operating loss benefit, because in the opinion of management the benefits from net operating losses carried forward may be impaired or limited on certain circumstances. Events which may cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to, limitations imposed under  Section 382 of the Internal Revenue Code, as amended, from change of more than 50% over a three-year period. The impact of any limitations that may be imposed for future issuances of equity securities, including issuances with respect to acquisitions have not been determined.

     ASC 740 requires the consideration of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Significant management judgment is required in determining any valuation allowance recorded against deferred tax assets. In evaluating the ability to recover deferred tax assets, the Company considered available positive and negative evidence, giving greater weight to its recent cumulative losses and its ability to carry-back losses against prior taxable income and lesser weight to its projected financial results due to the challenges of forecasting future periods. The Company also considered, commensurate with its objective verifiability, the forecast of future taxable income including the reversal of temporary differences. At that time the Company continued to have sufficient positive evidence, including recent cumulative profits, a reduction in operating expenses, the ability to carry-back losses against prior taxable income and an expectation of improving operating results, showing a valuation allowance was not required. At the end of the year ended December 31, 2014, changes in previously anticipated expectations and continued operating losses necessitated a valuation allowance against the tax benefits recognized in this quarter and prior quarters since they are no longer “more-likely-than-not” realizable. Under current tax laws, this valuation allowance will not limit the Company’s ability to utilize U.S. federal and state deferred tax assets provided it can generate sufficient future taxable income in the U.S.

      The provision (benefit) for income taxes from continued operations for the years ended December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013
Current:
Federal AMT	$24,354	$26,250
State	147,000	64,250
	171,354	90,500
Deferred:
Federal	$626,280	$455,000
State	-	38,000
	626,280	493,000
Change in valuation allowance	(626,280)	(493,000)
Provision (benefit) for income taxes, net	$171,354	$90,500

      The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	December 31,
	2014	2013
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	7.09%	6.29%
Federal AMT	1.30%	1.90%
Temporary differences	0.22%	-	-
Permanent differences	0.60%	-
Valuation allowance	(34.00)%	(35.65%
Effective tax rate	9.21%	6.54

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The components of deferred tax assets consist principally from the following:

	December 31,
	2014	2013
Net operating loss carryforwards	6,602,000	7,272,000
Valuation allowance	(5,913,000)	(6,583,000

Deferred income tax asset	$689,000	$689,000

The Company has a net operating loss carryforwards of approximately $19,400,000 for federal purposes available to offset future taxable income through 2032, which expire in various years through 2032, The Company has provided a valuation reserve against the full amount of the net operating loss benefit, because in the opinion of management the benefits from net operating losses carried forward may be impaired or limited on certain circumstances. Events which may cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to, limitations imposed under  Section 382 of the Internal Revenue Code, as amended, from change of more than 50% over a three-year period. The impact of any limitations that may be imposed for future issuances of equity securities, including issuances with respect to acquisitions have not been determined.

      ASC 740 requires the consideration of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Significant management judgment is required in determining any valuation allowance recorded against deferred tax assets. In evaluating the ability to recover deferred tax assets, the Company considered available positive and negative evidence, giving greater weight to its recent cumulative losses and its ability to carry-back losses against prior taxable income and lesser weight to its projected financial results due to the challenges of forecasting future periods. The Company also considered, commensurate with its objective verifiability, the forecast of future taxable income including the reversal of temporary differences. At that time the Company continued to have sufficient positive evidence, including recent cumulative profits, a reduction in operating expenses, the ability to carry-back losses against prior taxable income and an expectation of improving operating results, showing a valuation allowance was not required. At the end of the year ended December 31, 2012, expectations of taxable income necessitated a reduction in the valuation allowance and a restoration of $689,000 of deferred tax assets related to net operating losses expected to be utilized in the next 12 months.  At December 31, 2014, the Company continues to maintain the deferred tax asset of $689,000.